Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Notional and Fair Value Positions of Derivative Instruments

The notional and fair value positions of derivative financial instruments as of December 31, 2017 and 2016 were as follows:

	December 31, 2017				December 31, 2016
	Notional		Gross Fair Value		Notional		Gross Fair Value
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
($ in thousands)
Assets
Equity Options	$237,250	$234,375	$39,397	$(18,352)	$410,500	$419,225	$34,248	$(15,158)
Futures	—	—	—	—	16,913	—	—	(141)
Liabilities
Policyholders account balances
Derivatives embedded in life and annuity contracts
Equity-indexed annuity contracts (2)	$—	$1,095,253	$—	$(57,531)	$—	$1,281,993	$—	$(55,871)
Equity-indexed life contracts	—	531,800	—	(29,911)	—	460,261	—	(23,803)
Guaranteed accumulation benefits (1)	—	53,517	—	(4,557)	—	77,212	—	(6,724)
Guaranteed withdrawal benefits (1)	—	9,939	—	(113)	—	11,064	—	(111)

(1)	These amounts are fully ceded in accordance with the Company’s reinsurance agreements. The corresponding receivables have been excluded from the table above.
(2)	Notional amount represents account value of equity indexed contracts

Amount and Location of Gains (Losses) Recognized in Income Net of Reinsurance for Derivatives Not Designated or Qualifying as Hedging Instruments

The amount and location of gains (losses) recognized in income, net of reinsurance, for derivatives that were not designated or qualifying as hedging instruments for the years ended December 31, 2017, 2016 and 2015 were as follows:

	2017		2016		2015
	Realized Investment Gains (Losses)	Policyholder Benefits	Realized Investment Gains (Losses)	Policyholder Benefits	Realized Investment Gains (Losses)	Policyholder Benefits
($ in thousands)
Assets
Equity options	$17,969	$—	$2,472	$—	$(7,557)	$—
Futures	1,391	—	884	—	(1,651)	—
Interest rate swaps	—	—	500	—	—	—

Liabilities
Policyholders’ account balances
Equity-indexed annuity contracts	$—	$(1,660)	$—	$8,267	$—	$(478)
Equity-indexed life contracts	—	(168)	—	(121)	—	956